Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 184.0	[1]	$ 339.2
Transportation		61.2
Interest obligations		71.7
Lease liability		29.8
Decommissioning liability	[2]	107.2
Total		453.9
2026 [member]
Disclosure of commitments and contingencies [line items]
Transportation		16.9
Interest obligations		14.7
Lease liability		3.3
Decommissioning liability	[2]	8.9
Total		43.8
2027 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	9.0
Transportation		14.5
Interest obligations		14.4
Lease liability		2.9
Decommissioning liability	[2]	12.2
Total		53.0
2028 [member]
Disclosure of commitments and contingencies [line items]
Transportation		12.0
Interest obligations		14.2
Lease liability		2.1
Decommissioning liability	[2]	11.5
Total		39.8
2029 [member]
Disclosure of commitments and contingencies [line items]
Transportation		12.1
Interest obligations		14.2
Lease liability		1.5
Decommissioning liability	[2]	10.9
Total		38.7
2030 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	175.0
Transportation		5.7
Interest obligations		14.2
Lease liability		1.5
Decommissioning liability	[2]	10.3
Total		206.7
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Lease liability		18.5
Decommissioning liability	[2]	53.4
Total		$ 71.9

[1]	The 2027 figure includes our syndicated credit facility which has a term-out date of May 2027. The 2030 figure includes our senior unsecured notes due in December 2030. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.
[2]	These amounts represent the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of the Company’s properties.